7. Derivative Liabilities: Schedule of Derivative Assets at Fair Value (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes Warrants
Derivative Liability, Current	$ 1,423,650	$ 480,952
Derivative Liability, Fair Value, Gross Liability	1,155,660
Transferred to equity upon conversion of the notes	(1,538,934)
Change in Fair Value of Derivatives	1,325,972
Broker Warrants
Derivative Liability, Current	87,708	80,268
Change in Fair Value of Derivatives	7,440
Total
Derivative Liability, Current	1,511,358	$ 561,220
Derivative Liability, Fair Value, Gross Liability	1,155,660
Transferred to equity upon conversion of the notes	(1,538,934)
Change in Fair Value of Derivatives	$ 1,333,412